Earnings per share (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) item $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares
Earnings per share
Profit (loss) for the period | $	$ 651,973	$ 1,037,565	$ (271,729,101)	$ (568,319)
Weighted average number of shares | shares		59,260,796	68,326,365	59,260,796
Per share amount | $ / shares		$ 0.0175	$ (3.9769)	$ (0.0096)
Share exchange ratio | item			46.06